Cash and cash equivalent (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalent (Details) [Line Items]
Restricted deposit	$ 60	$ 148
Lease offices amount	60
Unrestricted bank deposits	346,663	$ 501,969
Lease [Member]
Cash and cash equivalent (Details) [Line Items]
Restricted deposit	910
Labs [Member]
Cash and cash equivalent (Details) [Line Items]
Restricted deposit	$ 850
Bottom of range [member]
Cash and cash equivalent (Details) [Line Items]
Annual interest rate	0.01%
Annual fixed interest rate	0.52%
Top of range [member]
Cash and cash equivalent (Details) [Line Items]
Annual interest rate	(3.80%)
Annual fixed interest rate	(5.00%)